INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of analysis of provision (benefit) for income taxes

An analysis of the provision (benefit) for income taxes for continuing operations for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	2019	2018
Current income taxes	$6,225	$4,873
Deferred income tax benefit	(265)	(165)
Provision for income taxes	$5,960	$4,708

Schedule of effective tax rate

	2019	2018
Statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	12.8%	18.7%
	33.8%	39.7%

Schedule of deferred income tax assets and liabilities

Deferred income tax assets and liabilities as of December 31, 2019 and 2018 are comprised of the following (in thousands):

	2019	2018
Deferred tax assets:
Accruals and other	$2,428	$2,721
	2,428	2,721
Deferred tax liabilities – property and other	(58)	(81)
Net deferred tax asset	$2,370	$2,640

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2019	2018
Balance at beginning of year	$329	$198
Additions based on tax positions related to the current year	131	131
Balance at end of year	$460	$329